Long-Term Debt (Narrative) (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended
	Aug. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012 June 2012 Convertible Notes [Member]	Jun. 30, 2012 June 2012 Convertible Notes [Member]	Aug. 31, 2013 August 2013 Convertible Note [Member]
Debt Instrument [Line Items]
Interest rate on outstanding term loan							8.00%	8.00%
Loan maturity date							Oct. 31, 2012	Jul. 01, 2014
Proceeds from convertible notes payable	$ 1,750,000	$ 1,750,000	$ 750,000				$ 750,000	$ 1,750,000
Amount of note and accrued interest converted						12,132
Convertible note conversion, shares issued						457,872		686,275
Redemption of beneficial conversion feature of convertible loan		(480,000)	(254,000)	(254,000)		254,000		390,000
Conversion of note payable, warrants issued								87,500
Warrant expiration period								3 years
Fair value of warrants								$ 90,000